Segment reporting - Schedule of revenue by geographic region (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Revenue	R$ 807,577	R$ 756,715	R$ 612,324
Brazil
Segment reporting
Revenue	718,297	687,691	531,569
USA
Segment reporting
Revenue	35,013	14,336	31,701
Argentina
Segment reporting
Revenue	11,771	11,231	5,875
Mexico
Segment reporting
Revenue	12,743	14,402	11,037
Switzerland
Segment reporting
Revenue	182	631	8,118
Colombia
Segment reporting
Revenue	5,305	5,541	5,704
Peru
Segment reporting
Revenue	5,403	4,463	3,203
Chile
Segment reporting
Revenue	4,210	3,781	2,856
Others
Segment reporting
Revenue	R$ 14,653	R$ 14,639	R$ 12,261